UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-00483

ELFUN TRUSTS

(Exact name of registrant as specified in charter)

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

P.O. BOX 5049

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices) (Zip code)

Copy to:

(Name and Address of Agent for Service)
Joshua A. Weinberg, Esq. Managing Director and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111	Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, MA 02199-3600

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments.

Elfun Trusts Schedule of Investments—March 31, 2017 (Unaudited)

Common Stock – 97.5% †	Number of Shares	Fair Value
Application Software – 3.4%
Intuit Inc.	380,000	$44,076,200
salesforce.com Inc.	500,000	41,245,000	(a)
		85,321,200
Biotechnology – 7.7%
Alexion Pharmaceuticals Inc.	320,000	38,796,800	(a)
Amgen Inc.	460,000	75,472,200
Gilead Sciences Inc.	730,000	49,581,600
Vertex Pharmaceuticals Inc.	270,000	29,524,500	(a)
		193,375,100
Cable & Satellite – 10.2%
Charter Communications Inc., Class A	280,000	91,649,600	(a)
Comcast Corp., Class A	1,360,000	51,122,400
Liberty Global PLC, Class C	2,400,000	84,096,000	(a)
Sirius XM Holdings Inc.	5,700,000	29,355,000
		256,223,000
Data Processing & Outsourced Services – 6.7%
Automatic Data Processing Inc.	120,000	12,286,800
PayPal Holdings Inc.	700,000	30,114,000	(a)
Square Inc., Class A	200,000	3,456,000	(a)
Visa Inc., Class A	1,370,000	121,751,900
		167,608,700
Diversified Banks – 4.2%
JPMorgan Chase & Co.	1,200,000	105,408,000
Financial Exchanges & Data – 6.8%
CME Group Inc.	900,000	106,920,000
S&P Global Inc.	500,000	65,370,000
		172,290,000
Healthcare Equipment – 3.8%
Abbott Laboratories	420,000	18,652,200
Medtronic PLC	970,000	78,143,200
		96,795,400
Healthcare Supplies – 1.5%
The Cooper Companies Inc.	190,000	37,979,100
Home Improvement Retail – 2.5%
Lowe’s Companies Inc.	760,000	62,479,600
Industrial Machinery – 0.9%
Dover Corp.	275,000	22,096,250
Integrated Oil & Gas – 2.1%
Chevron Corp.	490,000	52,611,300
Internet & Direct Marketing Retail – 4.1%
Amazon.com Inc.	115,000	101,952,100	(a)
Internet Software & Services – 6.8%
Alibaba Group Holding Ltd. ADR	170,000	18,331,100	(a)
Alphabet Inc., Class A	38,000	32,216,400	(a)
Alphabet Inc., Class C	83,000	68,853,480	(a)
Facebook Inc., Class A	360,000	51,138,000	(a)
		170,538,980
Investment Banking & Brokerage – 3.7%
The Charles Schwab Corp.	2,300,000	93,863,000
Movies & Entertainment – 1.5%
The Walt Disney Co.	340,000	38,552,600
Oil & Gas Equipment & Services – 4.0%
Schlumberger Ltd.	1,300,000	101,530,000
Oil & Gas Exploration & Production – 0.4%
Pioneer Natural Resources Co.	50,000	9,311,500
Pharmaceuticals – 8.3%
Allergan PLC	470,000	112,292,400
Johnson & Johnson	460,000	57,293,000
Merck & Company Inc.	275,000	17,473,500
Pfizer Inc.	650,000	22,236,500
		209,295,400
Reinsurance – 0.5%
Alleghany Corp.	20,000	12,293,200	(a)
Restaurants – 0.6%
Starbucks Corp.	280,000	16,349,200
Semiconductor Equipment – 0.9%
Applied Materials Inc.	600,000	23,340,000
Semiconductors – 1.4%
QUALCOMM Inc.	600,000	34,404,000
Soft Drinks – 4.3%
PepsiCo Inc.	960,000	107,385,600
Specialized REITs – 3.3%
American Tower Corp.	680,000	82,647,200
Systems Software – 2.0%
Microsoft Corp.	750,000	49,395,000
Technology Hardware, Storage & Peripherals – 4.1%
Apple Inc.	720,000	103,435,200
Trading Companies & Distributors – 1.8%
United Rentals Inc.	360,000	45,018,000	(a)
Total Common Stock (Cost $1,406,739,434)		2,451,498,630
Short-Term Investments – 2.2%
State Street Institutional U.S. Government Money Market Fund - Premier Shares 0.62% (Cost $56,872,609)	56,872,609	56,872,609	(b,c)
Total Investments (Cost $1,463,612,043)		2,508,371,239
Other Assets and Liabilities, net – 0.3%		6,574,154

NET ASSETS – 100.0%		$2,514,945,393

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	Coupon amount represents effective yield.
(c)	Sponsored by SSGA Funds Management, Inc., the Funds’ investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.
†	Percentages are based on net assets as of March 31, 2017.
Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Affiliate Table

	Number of Shares Held at 12/31/16	Value At 12/31/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend/ Interest Income	Realized Gain (Loss)
State Street Institutional U.S. Government Money Market Fund - Class G Shares	53,209,078	$53,209,078	27,914,773	81,123,851	—	$—	$20,131	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	106,110,042	49,237,433	56,872,609	56,872,609	54,875	—

		$53,209,078				$56,872,609	$75,006	$—

Notes to Schedule of Investments March 31, 2017 (Unaudited)

Security Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. The investment adviser performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund typically classifies the investment securities in Level 2.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Trustees that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of the investment adviser. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2017:

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Trusts	Investments in Securities†
	Common Stock	$2,451,498,630	$—	$—	$2,451,498,630
	Short-Term Investments	56,872,609	—	—	56,872,609

	Total Investments in Securities	$2,508,371,239	$—	$—	$2,508,371,239

†	See Schedule of Investments for Industry Classification.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At March 31, 2017, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$1,462,852,983	$1,050,503,351	$(4,985,095)	$1,045,518,256

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Trusts

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: May 23, 2017

By:	/s/ Bruce Rosenberg
Bruce Rosenberg
Treasurer and Principal Financial Officer

Date: May 23, 2017